Note 6 - Goodwill	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Goodwill Disclosure [Text Block]
(6)	Goodwill

The movements in the carrying amount of goodwill by reportable segments are as follows:

Agency segment
RMB
Balance as of December 31, 2016	122,077
Eliminated on disposal of the P&C Insurance Division (Note 3)	(12,208)
Balance as of December 31, 2017	109,869

The gross amount of goodwill and accumulated impairment losses by segment as of
December 31, 2016
and
2017
are as follows:

	Agency segment	Claims Adjusting segment	Total
	RMB	RMB	RMB
Gross as of January 1, 2016	1,096,102	21,137	1,117,239
Eliminated on disposal of a subsidiary (Note 3)	(173,608)	—	(173,608)
Gross as of December 31, 2016	922,494	21,137	943,631
Eliminated on disposal of a subsidiary (Note 3)	(790,517)	—	(790,517)
Gross as of December 31, 2017	131,977	21,137	153,114
Accumulated impairment loss as of January 1, 2016	(962,628)	(21,137)	(983,765)
Eliminated on disposal of a subsidiary (Note 3)	162,211	—	162,211
Accumulated impairment loss as of December 31, 2016	(800,417)	(21,137)	(821,554)
Eliminated on disposal of a subsidiary (Note 3)	778,309	—	778,309
Accumulated impairment loss as of December 31, 2017	(22,108)	(21,137)	(43,245)
Net as of December 31, 2016	122,077	—	122,077
Net as of December 31, 2017	109,869	—	109,869

The Group performed the annual impairment analysis as of the balance sheet date. There has been no
impairment loss recognized in goodwill for the years ended
December 31, 2015,
2016
and
2017.